General (Details) - LNG carrier	Sep. 30, 2022 vessel carrier
LNG carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier	2
FSRU, Contracted for Conversion | Golar Artic
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	1
FLNG earmarked for conversion
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	1
FLNG
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	2